SUPPLEMENTARY CASH FLOW INFORMATION	3 Months Ended
Mar. 31, 2025
SUPPLEMENTARY CASH FLOW INFORMATION

16. SUPPLEMENTARY CASH FLOW INFORMATION

	March 31, 2025	March 31, 2024
Net change in non-cash working capital items:
Inventory	$(2,193)	$418
Prepaid expenses and other assets	(815)	(106)
Taxes recoverable	(354)	78
Taxes payable	(941)	62
Accounts payable and accrued liabilities	352	(1,153)
Amounts receivable	(2,525)	1,447
Amounts due to related parties	(127)	(27)
	$(6,603)	$719

	March 31, 2025	March 31, 2024
Other supplementary information:
Interest paid	$68	$64
Taxes paid	1,457	10
	$1,525	$74

	March 31, 2025	March 31, 2024
Non-cash investing and financing activities:
Transfer of share-based payments reserve upon exercise of RSUs	1,207	512
Transfer of share-based payments reserve upon exercise of options	279	-
Equipment acquired under finance leases and equipment loans	3,009	108
	$4,495	$620